Loss And Loss Adjustment Expense Reserves Incurred and Paid Claims Development with IBNR and Claim Counts (Details) $ in Millions	Dec. 31, 2016 USD ($) claim	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)
Claims Development [Line Items]
Liabilities for claims and claim adjustment expenses, net of reinsurance	$ 8,800.0
Commercial Lines - Physical Damage | Commercial Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	1,413.8
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	1,367.6
All outstanding liabilities before 2012, net of reinsurance	0.4
Liabilities for claims and claim adjustment expenses, net of reinsurance	46.6
Commercial Lines - Liability | Commercial Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	4,577.0
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	2,922.5
All outstanding liabilities before 2012, net of reinsurance	20.8
Liabilities for claims and claim adjustment expenses, net of reinsurance	1,675.3
Property | Property Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	1,872.4
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	1,653.6
All outstanding liabilities before 2012, net of reinsurance	5.9
Liabilities for claims and claim adjustment expenses, net of reinsurance	224.7
2012 | Commercial Lines - Physical Damage | Commercial Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	267.8	$ 267.6	$ 268.4	$ 267.7	$ 266.6
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 0.0
Cumulative Number of Incurred Claim Counts | claim	65,804
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 267.6	267.8	267.3	266.9	247.6
2012 | Commercial Lines - Liability | Commercial Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	794.8	807.8	810.7	827.4	800.1
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 0.0
Cumulative Number of Incurred Claim Counts | claim	78,425
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 759.9	715.8	621.5	465.4	228.6
2012 | Property | Property Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	253.5	252.9	260.8	273.4	296.4
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 1.5
Cumulative Number of Incurred Claim Counts | claim	33,236
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 250.2	248.4	242.4	229.7	178.0
2013 | Commercial Lines - Physical Damage | Commercial Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	253.7	254.5	254.2	256.2
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ (0.5)
Cumulative Number of Incurred Claim Counts | claim	62,654
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 253.7	253.9	253.1	239.4
2013 | Commercial Lines - Liability | Commercial Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	865.0	865.4	864.6	864.2
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 23.3
Cumulative Number of Incurred Claim Counts | claim	78,090
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 752.5	659.1	509.4	233.3
2013 | Property | Property Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	254.1	254.3	283.3	307.3
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 3.3
Cumulative Number of Incurred Claim Counts | claim	30,578
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 249.5	244.9	234.2	185.1
2014 | Commercial Lines - Physical Damage | Commercial Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	238.6	239.7	240.3
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ (0.1)
Cumulative Number of Incurred Claim Counts | claim	59,616
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 237.7	238.3	224.6
2014 | Commercial Lines - Liability | Commercial Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	820.3	795.4	822.5
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 22.6
Cumulative Number of Incurred Claim Counts | claim	74,675
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 610.0	438.7	234.0
2014 | Property | Property Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	379.7	389.1	415.5
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 9.5
Cumulative Number of Incurred Claim Counts | claim	40,957
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 365.9	351.5	269.2
2015 | Commercial Lines - Physical Damage | Commercial Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	274.1	274.4
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ (0.8)
Cumulative Number of Incurred Claim Counts | claim	62,609
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 271.9	248.5
2015 | Commercial Lines - Liability | Commercial Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	911.1	897.6
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 51.0
Cumulative Number of Incurred Claim Counts | claim	77,263
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 501.5	238.4
2015 | Property | Property Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	416.5	460.0
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 31.7
Cumulative Number of Incurred Claim Counts | claim	41,788
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 372.8	280.3
2016 | Commercial Lines - Physical Damage | Commercial Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	379.6
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ (4.6)
Cumulative Number of Incurred Claim Counts | claim	74,810
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 336.7
2016 | Commercial Lines - Liability | Commercial Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	1,185.8
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 168.4
Cumulative Number of Incurred Claim Counts | claim	89,830
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 298.6
2016 | Property | Property Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	568.6
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 98.1
Cumulative Number of Incurred Claim Counts | claim	50,159
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 415.2
Agency Channel | Personal Lines - Liability | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	18,370.3
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	14,873.4
All outstanding liabilities before 2012, net of reinsurance	59.0
Liabilities for claims and claim adjustment expenses, net of reinsurance	3,555.9
Agency Channel | Personal Lines - Physical Damage | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	10,607.9
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	10,578.1
All outstanding liabilities before 2012, net of reinsurance	0.3
Liabilities for claims and claim adjustment expenses, net of reinsurance	30.1
Agency Channel | 2012 | Personal Lines - Liability | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	3,352.4	3,395.0	3,385.5	3,375.9	3,372.5
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 0.1
Cumulative Number of Incurred Claim Counts | claim	691,743
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 3,308.4	3,238.2	3,070.2	2,690.0	1,673.7
Agency Channel | 2012 | Personal Lines - Physical Damage | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	1,958.0	1,956.0	1,956.6	1,954.5	1,948.7
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 0.0
Cumulative Number of Incurred Claim Counts | claim	1,302,848
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 1,957.1	1,957.9	1,958.1	1,958.4	1,903.9
Agency Channel | 2013 | Personal Lines - Liability | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	3,528.0	3,518.2	3,520.9	3,506.0
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 53.9
Cumulative Number of Incurred Claim Counts | claim	696,614
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 3,362.9	3,173.1	2,794.1	1,684.0
Agency Channel | 2013 | Personal Lines - Physical Damage | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	1,999.4	2,000.1	2,001.4	2,014.0
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ (2.4)
Cumulative Number of Incurred Claim Counts | claim	1,347,820
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 2,001.3	2,002.0	2,003.9	1,952.7
Agency Channel | 2014 | Personal Lines - Liability | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	3,633.2	3,627.7	3,702.1
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 57.3
Cumulative Number of Incurred Claim Counts | claim	701,611
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 3,284.5	2,868.1	1,809.0
Agency Channel | 2014 | Personal Lines - Physical Damage | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	2,089.9	2,090.3	2,107.5
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ (2.0)
Cumulative Number of Incurred Claim Counts | claim	1,374,623
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 2,090.6	2,091.6	2,078.8
Agency Channel | 2015 | Personal Lines - Liability | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	3,773.8	3,774.9
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 142.1
Cumulative Number of Incurred Claim Counts | claim	702,917
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 2,976.0	1,793.1
Agency Channel | 2015 | Personal Lines - Physical Damage | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	2,137.2	2,136.8
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ (4.6)
Cumulative Number of Incurred Claim Counts | claim	1,336,089
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 2,138.1	2,106.2
Agency Channel | 2016 | Personal Lines - Liability | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	4,082.9
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 555.6
Cumulative Number of Incurred Claim Counts | claim	724,842
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 1,941.6
Agency Channel | 2016 | Personal Lines - Physical Damage | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	2,423.4
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ (87.4)
Cumulative Number of Incurred Claim Counts | claim	1,387,512
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 2,391.0
Direct Channel | Personal Lines - Liability | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	15,166.8
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	11,979.4
All outstanding liabilities before 2012, net of reinsurance	31.7
Liabilities for claims and claim adjustment expenses, net of reinsurance	3,219.1
Direct Channel | Personal Lines - Physical Damage | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	9,671.9
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	9,661.0
All outstanding liabilities before 2012, net of reinsurance	0.3
Liabilities for claims and claim adjustment expenses, net of reinsurance	11.2
Direct Channel | 2012 | Personal Lines - Liability | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	2,471.6	2,488.2	2,480.0	2,469.1	2,507.4
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ (0.1)
Cumulative Number of Incurred Claim Counts | claim	526,665
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 2,438.3	2,385.0	2,264.4	1,972.4	1,221.9
Direct Channel | 2012 | Personal Lines - Physical Damage | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	1,558.1	1,557.0	1,557.3	1,556.5	1,562.4
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 0.0
Cumulative Number of Incurred Claim Counts | claim	1,314,480
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 1,557.9	1,558.4	1,559.1	1,560.2	$ 1,540.1
Direct Channel | 2013 | Personal Lines - Liability | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	2,649.8	2,615.8	2,621.8	2,619.4
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 40.9
Cumulative Number of Incurred Claim Counts | claim	550,135
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 2,521.3	2,375.5	2,085.1	1,252.0
Direct Channel | 2013 | Personal Lines - Physical Damage | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	1,633.4	1,634.6	1,635.6	1,653.7
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ (2.3)
Cumulative Number of Incurred Claim Counts | claim	1,367,281
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 1,635.3	1,636.2	1,638.2	$ 1,612.9
Direct Channel | 2014 | Personal Lines - Liability | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	2,898.1	2,887.4	2,946.8
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 44.0
Cumulative Number of Incurred Claim Counts | claim	592,017
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 2,624.2	2,278.0	1,413.0
Direct Channel | 2014 | Personal Lines - Physical Damage | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	1,861.7	1,862.2	1,889.3
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ (2.2)
Cumulative Number of Incurred Claim Counts | claim	1,470,879
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 1,862.7	1,864.1	$ 1,874.6
Direct Channel | 2015 | Personal Lines - Liability | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	3,328.3	3,330.5
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 122.4
Cumulative Number of Incurred Claim Counts | claim	656,712
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 2,615.0	1,545.2
Direct Channel | 2015 | Personal Lines - Physical Damage | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	2,097.7	2,110.7
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ (5.7)
Cumulative Number of Incurred Claim Counts | claim	1,539,503
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 2,100.1	$ 2,094.7
Direct Channel | 2016 | Personal Lines - Liability | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	3,819.0
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 488.9
Cumulative Number of Incurred Claim Counts | claim	722,585
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 1,780.6
Direct Channel | 2016 | Personal Lines - Physical Damage | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	2,521.0
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ (115.0)
Cumulative Number of Incurred Claim Counts | claim	1,673,575
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 2,505.0